TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2021
TRADE PAYABLES AND ACCRUED LIABILITIES

15.	TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2021	December 31, 2020
Trade accounts payable	$933,610	$813,881
Accrued liabilities	332,234	512,205
Due to related parties (Note 23)	142,415	475,628
Government grant payable (Note 22)	33,709	33,709
GST/PST Payable	-	21,754
	$1,441,968	$1,857,177